Group income statement - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit (loss) [abstract]
Sales and other operating revenues		$ 189,185	$ 210,130	$ 241,392
Earnings from joint ventures – after interest and tax		909	67	1,128
Earnings from associates – after interest and tax		1,084	831	1,402
Interest and other income		2,773	1,635	1,103
Gains on sale of businesses and fixed assets		678	369	3,866
Total revenues and other income		194,629	213,032	248,891
Purchases		113,941	119,307	141,043
Production and manufacturing expenses		26,584	25,044	28,610
Production and similar taxes		1,799	1,779	2,325
Depreciation, depletion and amortization		16,622	15,928	14,318
Net impairment and losses on sale of businesses and fixed assets		6,995	5,857	30,522
Exploration expense		974	997	585
Distribution and administration expenses		16,417	16,772	13,449
Profit (loss) before interest and taxation		11,297	27,348	18,039
Finance costs		4,683	3,840	2,703
Net finance (income) expense relating to pensions and other post-employment benefits		(168)	(241)	(69)
Profit (loss) before taxation		6,782	23,749	15,405
Taxation		5,553	7,869	16,762
Profit (loss) for the year	[1]	1,229	15,880	(1,357)
Attributable to
bp shareholders		381	15,239	(2,487)
Non-controlling interests		$ 848	$ 641	$ 1,130
Ordinary Shares
Profit (loss) for the year attributable to bp shareholders
Basic earnings (loss) per share (USD per share)		$ 0.0238	$ 0.8778	$ (0.1310)
Diluted earnings (loss) per share (USD per share)		0.0232	0.8585	(0.1310)
American Depositary Share
Profit (loss) for the year attributable to bp shareholders
Basic earnings (loss) per share (USD per share)		0.14	5.27	(0.79)
Diluted earnings (loss) per share (USD per share)		$ 0.14	$ 5.15	$ (0.79)

[1]	See Note 32 for further information.